FAIR VALUE MEASUREMENTS - Contingent consideration obligation, Assumptions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Fair value gain	$ (58,288)	$ (33,548)	$ (365,158)	$ (187,428)
Derivative liabilities
FAIR VALUE MEASUREMENTS
Fair value gain	$ 58,000	$ 34,000	$ (366,000)	$ (187,000)